Deferred consideration payable on acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Deferred Consideration Payable On Acquisition [Abstract]
Schedule of deferred consideration payable on acquisition
Details regarding the deferred consideration payable on acquisition are given below:

			Alvarium
	Iskander SAS	Albacore SA	Investment Managers (UK) LLP	Total
	£	£	£	£
Brought forward at 1 January 2021	1,058,023	—	—	1,058,023
Payments made	(859,107)	—	—	(859,107)
Interest	25,798	—	—	25,798
Foreign exchange variances	(45,592)	—	—	(45,592)

Carried forward at 31 December 2021	179,122	—	—	179,122

			Alvarium
	Iskander SAS	Albacore SA	Investment Managers (UK) LLP	Total
	£	£	£	£
Brought forward at 1 January 2020	993,017	411,439	422,192	1,826,648
Additions/(reversals)	(37,645)	19,725	100,647	82,727
Payments made	—	(468,817)	(530,264)	(999,081)
Interest	46,179	5,484	7,425	59,088
Foreign exchange variances	56,472	32,169	—	88,641

Carried forward at 31 December 2020	1,058,023	—	—	1,058,023